EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS
We had one qualified non-contributory defined benefit pension plan covering a portion of our employees and an unfunded plan that provided benefits in excess of amounts allowable under current tax law in the qualified plans. We closed enrollment in the pension plans to salaried employees hired after December 31, 2005. Effective December 31, 2016, we froze benefits for all employees participating in the pension plan. In lieu of the pension plan, we provide those employees with an enhanced 401(k) plan match consistent with what is currently provided to employees hired after December 31, 2005. Employee benefit plan liabilities are calculated using actuarial estimates and management assumptions. These estimates are based on historical information, along with certain assumptions about future events. Changes in assumptions, as well as changes in actual experience, could cause the estimates to change.
DEFINED BENEFIT PLAN
In December 2022, the Rayonier Board of Directors authorized the termination of its Defined Benefit Plan. Affected participants were notified of the termination and provided with alternative distribution options. The Defined Benefit Plan was terminated on February 28, 2023. During the fourth quarter of 2023, lump sum distributions were made to participants who elected that option. The remaining plan liabilities were settled in March 2024 through the purchase of annuity contracts from a third-party insurance provider. In connection with the plan’s termination, we made a cash contribution of $2.7 million to fully fund the plan. Additionally, a pre-tax non-cash pension settlement charge of $5.7 million was recognized as a component of AOCI due to actuarial losses.
UNFUNDED PLAN
In July 2023, the Rayonier Board of Directors authorized the termination of the unfunded plan and distribution of all benefits in accordance with Section 409A of the Internal Revenue Code. The unfunded plan was terminated on July 31, 2023, and settled in the third quarter of 2024 with lump sum cash payments of $1.2 million. A pre-tax non-cash pension settlement charge related to the actuarial losses was recognized as a component of AOCI. See Note 25 — Accumulated Other Comprehensive (Loss) Income for additional information.
The following tables set forth the change in the projected benefit obligation and plan assets and reconcile the funded status and the amounts recognized in the Consolidated Balance Sheets for the pension and postretirement benefit plans for the two years ended December 31:

	Pension		Postretirement
	2024	2023	2024	2023
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year	$63,142	$70,062	$1,491	$1,421
Service cost	—	—	3	4
Interest cost	535	3,374	70	70
Actuarial (gain) loss	(5,046)	4,356	(145)	10
Benefits paid	(742)	(3,924)	(15)	(14)
Expenses paid	(10)	(653)	—	—
Settlement	(57,879)	(10,073)	—	—
Projected benefit obligation at end of year	—	$63,142	$1,404	$1,491

Change in Plan Assets
Fair value of plan assets at beginning of year	$54,750	$62,843	—	—
Actual return on plan assets	603	6,356	—	—
Employer contributions	3,441	201	15	14
Benefits paid	(742)	(3,924)	(15)	(14)
Other expense	(173)	(653)	—	—
Settlement	(57,879)	(10,073)	—	—
Fair value of plan assets at end of year	—	$54,750	—	—

Funded Status at End of Year
Net accrued benefit cost	—	($8,392)	($1,404)	($1,491)

Amounts Recognized in the Consolidated Balance Sheets Consist of:
Current liabilities	—	($8,392)	($57)	($52)
Noncurrent liabilities	—	—	(1,347)	(1,439)
Net amount recognized	—	($8,392)	($1,404)	($1,491)

For pension and postretirement plans with accumulated benefit obligations in excess of plan assets, the following table sets forth the projected and accumulated benefit obligations and the fair value of plan assets for the two years ended December 31:

	2024	2023
Projected benefit obligation	—	$63,142
Accumulated benefit obligation	—	63,142
Accumulated postretirement benefit obligation	1,404	1,491
Fair value of plan assets	—	54,750
OTHER COMPREHENSIVE INCOME (LOSS)
Net gains or losses recognized in other comprehensive income (loss) for the three years ended December 31 are as follows:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Net gains (losses)	$5,106	($1,438)	$362	$145	($11)	$512
Net gains or losses reclassified from other comprehensive income (loss) and recognized as a component of pension and postretirement expense for the three years ended December 31 are as follows:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Amortization of losses	$1	$6	$738	—	—	$15
Net settlement loss	5,816	2,036	—	—	—	—
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (“AOCI”)
Net losses that have not yet been included in pension and postretirement expense for the two years ended December 31, but have been recognized as a component of AOCI are as follows:

	Pension		Postretirement
	2024	2023	2024	2023
Net (losses) income	—	($10,923)	$230	$85
Deferred income tax benefit	—	1,216	—	6
AOCI	—	($9,707)	$230	$91
NET PENSION AND POSTRETIREMENT BENEFIT COST (CREDIT)
The following tables set forth the components of net pension and postretirement benefit cost (credit) that have been recognized during the three years ended December 31:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Components of Net Periodic Benefit Cost (Credit)
Service cost	—	—	—	$3	$4	$7
Interest cost	535	3,374	2,434	70	70	51
Expected return on plan assets	(542)	(3,439)	(3,486)	—	—	—
Amortization of losses	1	6	738	—	—	15
Settlement expense	5,816	2,036	—	—	—	—
Net periodic benefit cost (credit)	$5,810	$1,977	($314)	$73	$74	$73
The service cost component of our benefit expense is recorded within the operating expense line item “Selling and general expenses” within the Consolidated Statements of Income and Comprehensive Income (Loss). All other components of the benefit costs expense are included within the “Interest and other miscellaneous income, net” line item of the Consolidated Statements of Income and Comprehensive Income (Loss).
VALUATION ASSUMPTIONS
The following table sets forth the principal assumptions inherent in the determination of benefit obligations and net periodic benefit cost of the pension and postretirement benefit plans as of December 31:

	Pension			Postretirement
	2024	2023	2022	2024	2023	2022
Assumptions used to determine benefit obligations at December 31:
Discount rate	N/A	4.99%	4.96%	5.49%	4.81%	5.01%
Assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.00%	4.96%	2.65%	4.81%	5.01%	2.75%
Expected long-term return on plan assets	4.97%	4.97%	4.97%	—	—	—
INVESTMENT OF PLAN ASSETS
Our Pension and Savings Plan Committee and the Audit Committee of the Board of Directors oversaw the pension plans’ investment program, which was designed to maximize returns and provide sufficient liquidity to meet plan obligations while maintaining acceptable risk levels. The investment approach emphasized diversification by allocating the plans’ assets among asset categories and selecting investment managers whose various investment methodologies would be minimally correlative with each other.
Our pension plans’ asset allocation (excluding short-term investments) at December 31, 2024 and 2023 are as follows:

	Percentage of Plan Assets
Asset Category	2024	2023
Domestic equity securities	—	15%
International equity securities	—	9%
Domestic fixed income securities	—	75%
Real estate fund	—	1%
Total (a)	—	100%

(a)As of December 31, 2024 all plan assets were distributed as part of the previously discussed plan settlements.
Investments within the equity categories may include large capitalization, small capitalization and emerging market securities. Pension assets did not include a direct investment in Rayonier common shares during the years ended December 31, 2024 and 2023.
NET ASSET VALUE MEASUREMENTS
Separate investment accounts are measured using the unit value calculated based on the Net Asset Value (“NAV”) of the underlying assets. The NAV is based on the fair value of the underlying investments held by each fund less liabilities divided by the units outstanding as of the valuation date. These funds are not publicly traded; however, the unit price calculation is based on observable market inputs of the funds’ underlying assets.
The following table sets forth the net asset value of the plan assets as of December 31, 2024 or 2023:

Asset Category	December 31, 2024	December 31, 2023
Investments at Net Asset Value:
Separate Investment Accounts (a)	—	$54,750
Total Investments at Net Asset Value	—	$54,750

(a)As of December 31, 2024 all plan assets were distributed as part of the previously discussed plan settlements.
CASH FLOWS
Our expected benefit payments to be made for the next 10 years are as follows:

	Pension Benefits	Postretirement Benefits
2025	—	$57
2026	—	62
2027	—	67
2028	—	71
2029	—	76
2030-2034	—	440
DEFINED CONTRIBUTION PLANS
We provide a defined contribution plan to all of our eligible employees. Company contributions charged to expense for these plans were $2.7 million, $2.5 million and $2.5 million for the years ended December 31, 2024, 2023 and 2022, respectively. The defined contribution plan includes Rayonier common shares with a fair market value of $6.4 million and $8.1 million at December 31, 2024 and 2023, respectively. As of June 1, 2016, the Rayonier Inc. Common Stock Fund was closed to new contributions. Transfers out of the fund will continue to be permitted, but no new investments or transfers into the fund are allowed.